FAIR VALUE MEASUREMENTS, Changes in Fair Value of Warrant and FPA Liabilities (Q2) (Details) - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Warrant [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	$ 0	$ 21,220,018	$ 39,232,167	$ 39,232,167
Additional Private Placement Warrants		2,760,000	2,760,000
Fair Value of Private Placement Warrants in excess of purchase price		81,153	(79,548)
Change in fair value	(11,408,319)	(4,926,361)	(11,534,063)	23,121,405
Fair value, end of period	39,232,167	19,134,810	31,903,209	21,220,018
Public Warrants [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0	9,798,000	22,364,221	22,364,221
Additional Private Placement Warrants		0	0	0
Fair Value of Private Placement Warrants in excess of purchase price		0	0
Change in fair value	(6,466,973)	(3,204,360)	(6,908,221)	12,566,221
Fair value, end of period	22,364,221	6,593,640	15,456,000	9,798,000
Private Placement Warrant [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0	11,422,018	16,867,946	16,867,946
Fair Value of Private Placement Warrants in excess of purchase price		81,153	(79,548)
Change in fair value	(4,941,346)	(1,722,001)	(4,652,842)	10,555,184
Fair value, end of period	16,867,946	12,541,170	14,992,556	11,422,018
Private Placement Warrants Issued on May 25, 2022 [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Additional Private Placement Warrants		2,760,000
Private Placement Warrants Issued on May 25, 2021 [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Additional Private Placement Warrants			2,760,000
FPA Liability [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0	5,008,045	6,757,777	6,757,777
Additional Private Placement Warrants		0	0	0
Fair Value of Private Placement Warrants in excess of purchase price		0	0
Change in fair value	(3,358,302)	513,016	(184,109)	1,749,732
Fair value, end of period	6,757,777	5,521,061	6,573,668	5,008,045
FPA Liability - Committed [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0	2,474,941	2,947,167	2,947,167
Additional Private Placement Warrants		0	0	0
Fair Value of Private Placement Warrants in excess of purchase price		0	0
Change in fair value	(2,042,197)	284,097	25,391	472,226
Fair value, end of period	2,947,167	2,759,038	2,972,558	2,474,941
FPA Liability - Optional [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0	2,533,104	3,810,610	3,810,610
Additional Private Placement Warrants		0	0	0
Fair Value of Private Placement Warrants in excess of purchase price		0	0
Change in fair value	(1,316,105)	228,919	(209,500)	1,277,506
Fair value, end of period	$ 3,810,610	$ 2,762,023	$ 3,601,110	$ 2,533,104